Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		26.00%	27.00%
Customer A [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.00%
Customer A [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Customer K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%	12.00%
Customer M [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Customer H [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%